April 23, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – EDGAR
RE:	Ameriprise Certificate Company
Ameriprise Installment Certificate
Post-Effective Amendment No. 48
File No. 2-76193

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the Ameriprise Installment Certificate does not differ from that contained in Registrant's Post-Effective Amendment No. 48 (Amendment). This Amendment was filed electronically on April 17, 2020.

If you have any questions regarding this filing, please contact Anna Butskaya at (612) 671-4993.

/s/ Megan E. Garcy

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Megan E. Garcy

Senior Counsel Ameriprise Financial, Inc.